Other Current Assets - Schedule of Other Current Assets, Net (Details) - USD ($) $ in Thousands		Jun. 30, 2025	Dec. 31, 2024
Schedule of Other Current Assets [Line Items]
Other current assets		$ 14	$ 4,111
Receivable from a third party [Member]
Schedule of Other Current Assets [Line Items]
Other current assets		14	15
Receivable from disposal of subsidiaries [Member]
Schedule of Other Current Assets [Line Items]
Other current assets	[1]		$ 4,096

[1]	On August 31, 2024, the Company resolved to dispose One World, Global Travel and its subsidiaries to a third party (the ‘Transferee”) for exchange of $1 due to loss of control. For the internal transactions between the Company and its subsidiaries in the amount of $4,096, the Transferee shall pay to the Company the total sum of $4,096, or its equivalent in any for (including cash, funds, or goods). The Company received the full repayment in USDT from the Transferee in April 2025.